Gain On Sale Of Cost Method Investment - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Proceeds from sale of equity method investments	$ 3.9
Cost method investments recognized gains	$ 3.6
Cost method investments carrying value		$ 0.3